Fair Value Measurements and Financial Instruments - Derivative Instruments (Details) - CAD CAD in Millions	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	CAD 2,923	CAD 2,933
Unrealized gains recognized in regulatory liabilities	1,894	2,183
Interest rate swaps | Cash flow hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss expected to be reclassified to earnings	CAD 4
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains on contracts shared with customers (percent)	10.00%
ITC | Long-term debt due January 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face value	CAD 500
ITC | Interest rate swaps | Cash flow hedges | Designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	CAD 325
Original term	10 years
Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	CAD 28	19
Unrealized gains recognized in regulatory liabilities	CAD 1	CAD 12